Balance Sheet Components - Schedule Of Other Non Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Assets, Miscellaneous, Noncurrent	$ 55,330	$ 262
Contractual Agreement Asset [Member]
Other Assets, Miscellaneous, Noncurrent	54,944	0
Other Noncurrent Assets [Member]
Other Assets, Miscellaneous, Noncurrent	$ 386	$ 262